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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02611
Invesco Van Kampen Exchange Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)            (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10

Item 1. Reports to Stockholders.

Invesco Van Kampen Exchange Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Schedule of Investments
5	Financial Statements
8	Financial Highlights
8	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Agreements
14	Results of Proxy
T-1	Managing General Partners and Officers
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GURANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV).

Invesco Van Kampen Exchange Fund	-10.89%
S&P 500 Index ▼ (Broad Market/Style-Specific Index)	-6.64

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns

As of 6/30/10, including maximum applicable sales charges
Invesco Van Kampen Exchange Fund

Inception (12/16/76)	10.54%
10 Years	-1.28
5 Years	1.84
1 Year	7.29
As part of Invesco’s June 1, 2010 acquisition of Morgan Stanley’s retail asset management business, Van Kampen Exchange Fund was reorganized into Invesco Van Kampen Exchange Fund.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund units. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell units.
     The total annual Fund operating expense ratio for the period ended June 30, 2010 is 0.52%.
2     Invesco Van Kampen Exchange Fund

Schedule of Investments

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–99.2%
Aerospace & Defense–1.0%
Honeywell International, Inc.	12,478	$487,016

Coal & Consumable Fuels–0.7%
Massey Energy Corp.	12,780	349,533

Commodity Chemicals–0.0%
Tronox, Inc., Class B(a)	2,189	1,313

Computer Hardware–3.9%
IBM Corp.	14,956	1,846,767

Construction & Engineering–2.3%
Fluor Corp.	25,559	1,086,257

Diversified Banks–1.1%
HSBC Holdings PLC–ADR (United Kingdom)	11,471	522,963

Forest Products–0.4%
Louisiana-Pacific Corp.(a)	25,866	173,044

Health Care Distributors–0.2%
Cardinal Health, Inc.	1,860	62,515

CareFusion Corp.(a)	930	21,111

		83,626

Health Care Equipment–0.9%
Baxter International, Inc.	9,960	404,774

Health Care Services–1.4%
Medco Health Solutions, Inc.(a)	12,102	666,578

Industrial Gases–10.3%
Air Products & Chemicals, Inc.	75,236	4,876,045

Industrial Machinery–1.5%
SPX Corp.	13,594	717,899

Integrated Oil & Gas–13.4%
BP PLC–ADR (United Kingdom)	33,740	974,411

Exxon Mobil Corp.	48,719	2,780,394

Hess Corp.	51,692	2,602,175

		6,356,980

Multi-Line Insurance–0.2%
American International Group, Inc.(a)	2,076	71,497

Oil & Gas Drilling–0.2%
Transocean Ltd. (Switzerland)(a)	2,169	100,490

Oil & Gas Equipment & Services–9.1%
Baker Hughes, Inc.	25,531	1,061,324

Halliburton Co.	60,397	1,482,746

Schlumberger Ltd. (Netherlands Antilles)	32,031	1,772,596

		4,316,666

Oil & Gas Exploration & Production–4.7%
Apache Corp.	26,241	2,209,230

Packaged Foods & Meats–7.7%
McCormick & Co., Inc.	96,131	3,649,133

Pharmaceuticals–18.6%
Johnson & Johnson	53,320	3,149,079

Merck & Co., Inc.	101,062	3,534,138

Pfizer, Inc.	149,619	2,133,567

		8,816,784

Semiconductors–8.9%
Intel Corp.	215,966	4,200,539

Specialized REIT’s–1.9%
Plum Creek Timber Co., Inc.	25,500	880,515

Specialty Chemicals–10.8%
International Flavors & Fragrances, Inc.	49,513	2,100,342

Lubrizol Corp.	37,469	3,009,135

		5,109,477

Total Long-Term Investments–99.2% (Cost $5,856,644)		46,927,126

Money Market Funds–0.7%
Liquid Assets Portfolio–Institutional Class(b)	168,391	168,391

Premier Portfolio–Institutional Class(b)	168,391	168,391

Total Money Market Funds–0.7% (Cost $336,782)		336,782

TOTAL INVESTMENTS–99.9% (Cost $6,193,426)		47,263,908

OTHER ASSETS IN EXCESS OF LIABILITIES–0.1%		39,971

NET ASSETS–100.0%		$47,303,879

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3        Invesco Van Kampen Exchange Fund

Portfolio Composition

By sector, based on Net Assets

Energy	28.2%

Materials	21.5

Health Care	21.1

Information Technology	12.8

Consumer Staples	7.7

Industrials	4.8

Financials	3.1

Money Market Funds and Other Assets Less Liabilities	0.8

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Equity Securities	$47,263,908	$—	$—	$47,263,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Exchange Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $5,856,644)	$46,927,126

Investments in affiliated money market funds, at value and cost	336,782

Dividend receivable	108,807

Total assets	47,372,715

Liabilities:
Payables:
Custodian bank	16,231

Other affiliates	5,130

Managing general partners’ retirement plan	4,280

Accrued expenses	43,195

Total liabilities	68,836

Net assets	$47,303,879

Net assets are comprised of:
131,521 units of limited partnership interest	$46,561,608

1,889 units of non-managing general partnership interest	668,749

207 units of managing general partnership interest	73,522

Net assets	$47,303,879

Net asset value per unit ($47,303,879 divided by 133,617 units of partnership interest outstanding)	$354.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Exchange Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends	$605,642

Interest	297

Total income	605,939

Expenses:
Investment advisory fee	81,811

Reports to partners	15,740

Professional fees	12,766

Accounting and administrative expenses	11,586

Transfer agent fees	7,646

Custody	4,865

Managing general partners’ fees and related expenses	1,116

Other	5,758

Total expenses	141,288

Investment advisory fee reduction	1,635

Net expenses	139,653

Net investment income	466,286

Realized and unrealized gain/loss:
Net realized gain on investments as a result of partner in-kind redemptions	4,281,517

Unrealized appreciation/depreciation:
Beginning of the period	51,510,562

End of the period	41,070,482

Net unrealized depreciation during the period	(10,440,080)

Net realized and unrealized loss	(6,158,563)

Net decrease in net assets from operations	$(5,692,277)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Exchange Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$466,286	$1,098,890

Net realized gain	4,281,517	6,145,654

Net unrealized appreciation/depreciation during the period	(10,440,080)	7,421,507

Change in net assets from operations	(5,692,277)	14,666,051

Distributions from net investment income	(549,877)	(1,043,646)

Distributions from net realized gain	(1,219,998)	(457,007)

Total distributions	(1,769,875)	(1,500,653)

Net change in net assets from investment activities	(7,462,152)	13,165,398

From partnership unit transactions:
Proceeds from units issued through dividend reinvestment	340,284	250,317

Cost of units repurchased	(4,639,901)	(8,153,506)

Net change in net assets from partnership unit transactions	(4,299,617)	(7,903,189)

Total increase/decrease in net assets	(11,761,769)	5,262,209

Net assets:
Beginning of the period	59,065,648	53,803,439

End of the period	$47,303,879	$59,065,648

Change in partnership units outstanding:
Units issued through dividend reinvestment	855	749

Units repurchased	(11,277)	(21,113)

Decrease in partnership units outstanding	(10,422)	(20,364)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Exchange Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$410.07		$327.27	$503.75	$420.23	$368.67	$345.65

Net investment income(a)	3.39		6.84	7.15	7.27	5.81	4.64

Net realized and unrealized gain/loss	(46.63)		85.24	(176.20)	80.21	49.57	19.71

Total from investment operations	(43.24)		92.08	(169.05)	87.48	55.38	24.35

Less:
Distributions from net investment income	4.00		6.50	5.00	1.28	1.28	1.28

Distributions from net realized gain	8.81		2.78	2.43	2.68	2.54	0.05

Total distributions	12.81		9.28	7.43	3.96	3.82	1.33

Net asset value, end of the period	$354.02		$410.07	$327.27	$503.75	$420.23	$368.67

Total return(b)	(10.89	)%*	28.74%	(33.92)%	20.97%	15.12%	7.07%

Net assets at end of the period (in millions)	$47.3		$59.1	$53.8	$83.5	$73.3	$66.0

Ratio of expenses to average net assets	0.52	%(c)(d)	0.52%	0.52%	0.46%	0.57%	0.54%

Ratio of net investment income to average net assets	1.71	%(c)(d)	1.93%	1.65%	1.58%	1.49%	1.30%

Portfolio turnover	0	%*	2%	0%	0%	0%	0%

(a)	Based on average units outstanding.
(b)	Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.
(c)	The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets reflect Advisory fee waivers of less than 0.01%.
(d)	Ratios are based on average daily net assets (000’s omitted) of $55,128.
*	Non-Annualized

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Exchange Fund (the “Fund”), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment management company. As part of Invesco’s June 1, 2010 acquisition of Morgan Stanley’s retail asset management business (the “Transaction”), the Fund’s name changed from “Van Kampen Exchange Fund” to “Invesco Van Kampen Exchange Fund”. The Transaction did not result in any change to the Fund’s investment objective or principal investment strategies.
  The Fund seeks long-term growth of capital. The production of current income is a secondary objective.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

8        Invesco Van Kampen Exchange Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Managing General Partners. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Managing General Partners. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurement — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

    Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.
E.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

9        Invesco Van Kampen Exchange Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
F.	Federal Income Taxes — The Fund has met the qualification to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, California, and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,209,783

Aggregate unrealized (depreciation) of investment securities	(362,532)

Net unrealized appreciation of investment securities	$43,847,251

Cost of investments for tax purposes is $3,416,657.

G.	Distribution of Income and Gains — Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized. Distributions from the Fund are recorded on the ex-distribution date.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an annual fee of 0.30% based on the average daily net assets of the Fund.
  Prior to June 1, 2010, the Fund paid $69,765 in advisory fees to Van Kampen Asset Management based on the annual rate above of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement approved by the shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 1, 2010, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all units to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) to 0.52% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Managing General Partners and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser waived fees and/or reimbursed expenses of $1,635 during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the six months ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Transaction, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Fund. Pursuant to such agreements, the Fund paid $4,305 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian, fund accountant and provides certain administrative services to the Fund.
  The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement, for the period ended June 30, 2010, IIS was paid $1,171 for providing such services. Prior to the Transaction, the Fund paid $6,475 to Van Kampen Investor Services Inc., which served as the Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “transfer agent fees”. Transfer agent fees are determined through negotiations with the Fund’s Management General Partners.
  The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund’s general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of

10        Invesco Van Kampen Exchange Fund

trust or escrow. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.
  For the six months ended June 30, 2010, the Fund recognized expenses of approximately $640 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Managing General Partner of the Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Fund.
  At June 30, 2010, Invesco AIM Advisers, Inc. an affiliate of the Adviser, as non-managing general partner of the Fund, owned 1,889 units of partnership interest.

NOTE 3—Partnership Unit Transactions

Partners of the Fund may redeem units any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund’s valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and money market funds, were $0 and $4,474,042, respectively.

NOTE 5—Net Assets

At June 30, 2010, net assets include the following:

Net paid in capital on units of beneficial interest	$6,233,397

Net unrealized appreciation on investments	41,070,482

Total net assets	$47,303,879

NOTE 6—Indemnifications

Under the Fund’s organizational documents, each General Partner of the Fund (including officers, and/or directors of a corporate General Partner) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Change in Independent Registered Public Accounting Firm

In connection with the Transaction, the Audit Committee of the Board of Managing General Partners of the Fund appointed, and the Board of Managing General Partners ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. Prior to May 31, 2010 the Fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). The Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

11        Invesco Van Kampen Exchange Fund

Investment Advisory Agreement Approval

During this reporting period, the Board of Managing General Partners approved the continuation of the investment advisory agreement with Van Kampen Asset Management for the period May 19-20, 2010 through June 1, 2010, the date of the closing of the Transaction (as defined below). Additionally, the Board approved an investment advisory agreement and investment sub-advisory agreements with Invesco Advisers, Inc. and its affiliates effective June 1, 2010 through June 30, 2011. Both approvals are discussed below.

Approval of Investment Advisory Agreement with Van Kampen Asset Management
Both the Investment Company Act of 1940 (the “1940 Act”) and the terms of the Fund’s investment advisory agreement with Van Kampen Asset Management require that the investment advisory agreement between the Fund and its investment adviser be approved annually by a majority of the Board of Managing General Partners of the Fund and by a majority of the independent Managing General Partners voting separately.
  At meetings held on May 19-20, 2010, the Board met to consider approving the continuation of the investment advisory agreement between the Fund and its then current investment adviser, Van Kampen Asset Management, until the closing of Invesco’s acquisition of Morgan Stanley’s asset management business, including Van Kampen Investments (the “Transaction”). Upon the closing of the Transaction on June 1, 2010, such investment advisory agreement terminated. The discussion in this section entitled “Approval of Investment Advisory Agreement with Van Kampen Asset Management” relates solely to the approval of the investment advisory agreement for the period prior to the closing of the Transaction. The Board of Managing General Partners, and the independent Managing General Partners voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board considered the investment agreement over a period of several months and the trustees held sessions with both the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

The Board’s Evaluation Process
In approving the investment advisory agreement, the Board considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser’s expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund’s shareholders, and the propriety of breakpoints in the Fund’s investment advisory fee schedule. The Board considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board, including the independent Managing General Partners, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of the Services Provided
On a regular basis, the Board considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The Managing General Partners discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund’s portfolio management team over time. The Managing General Partners also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

B.	Performance, Fees and Expenses of the Fund
On a regular basis, the Board reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The Managing General Partners discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Managing General Partners and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund’s weighted performance is under the fund’s benchmark or peers, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The Managing General Partners discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The Managing General Partners review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund’s overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

C.	Investment Adviser’s Expenses in Providing the Service and Profitability
At least annually, the Managing General Partners review the investment adviser’s expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The Managing General Partners discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser’s expenses and profitability support its decision to approve the investment advisory agreement.

D.	Economies of Scale
On a regular basis, the Board considers the size and growth prospects of the Fund and how that relates to the Fund’s expense ratio and particularly the Fund’s advisory fee rate. In conjunction with its review of the investment adviser’s profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or

12        Invesco Van Kampen Exchange Fund

effectiveness of managing the Fund’s portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

E.	Other Benefits of the Relationship
On a regular basis, the Board considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to funds’ sales. The Managing General Partners review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

Approval of Investment Advisory and Investment Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates
The current investment adviser for the Fund, effective June 1, 2010, is Invesco Advisers, Inc. (“Invesco”) pursuant to the investment advisory agreement approved by the Board on December 8, 2009 and approved by shareholders of the Fund on April 16, 2010.
  The closing of the Transaction constituted an “assignment” of the Fund’s investment advisory agreement with Van Kampen Asset Management and, therefore, pursuant to the 1940 Act, resulted in the automatic termination of the Fund’s investment advisory agreement with Van Kampen Asset Management. The 1940 Act requires that shareholders of the Fund approve any new investment advisory agreement for the Fund.
  In connection with the Transaction, the Fund’s Board approved a new investment advisory arrangement between the Fund and the Invesco, which arrangement includes (i) a new advisory agreement with Invesco, which agreement allows Invesco to enter into subadvisory agreements and delegate any or all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco Ltd. as subadvisers and (ii) that Invesco enter into a master subadvisory agreement with several of Invesco Ltd.’s wholly owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements with Invesco on April 16, 2010, which became effective on June 1, 2010. The discussion in this section entitled “Approval of Investment Advisory and Investment Sub-Advisory Agreement with Invesco Advisers, Inc. and its Affiliates” relates solely to the approval of the investment advisory agreement for the period subsequent to the closing of the Transaction.

The Board’s Evaluation Process
At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds currently advised by the Adviser together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures).

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements
In connection with the Board’s consideration of the New Advisory Agreements, the Managing General Partners considered the factors discussed above as well as the following:

A.	Nature, Extent and Quality of the Services to be Provided
The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Managing General Partners discussed with Invesco the resources available in managing the Fund, including the portfolio management team. The Managing General Partners also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

B.	Projected Fees and Expenses of the Fund
The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they were under the previous advisory agreement. The Board had previously determined that such fees were acceptable under such advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

C.	Investment Adviser’s Expenses in Providing the Service and Profitability
At least annually, the Managing General Partners expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Managing General Partners discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

D.	Economies of Scale
The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

E.	Other Benefits of the Relationship
  The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board). The Managing General Partners reviewed with Invesco these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

13        Invesco Van Kampen Exchange Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Exchange Fund was held on Friday, April 9, 2010. The Meeting was held for the following purposes:

(1)	To approve a new investment advisory agreement with Invesco Advisers, Inc.

(2)	To approve a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates.

			Votes	Votes
	Matters	Votes For	Against	Abstained

(1)	To approve a new investment advisory agreement with Invesco Advisers, Inc.	113,792	0	4,379
(2)	To approve a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates	110,715	1,815	5,641

14        Invesco Van Kampen Exchange Fund

Invesco Van Kampen Exchange Fund
Managing General Partners and Officers
Information below is as of June 15, 2010
Managing General Partners
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J. Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen
Suzanne H. Woolsey
Officers
Wayne W. Whalen
Chairman
Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
Invesco Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606
Investment Adviser
Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309
T-1

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is 811-02611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
                      VK-CE-EXCH-SAR-1     Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:       Invesco Van Kampen Exchange Fund

By:	/s/ Colin D. Meadows Colin D. Meadows
Principal Executive Officer
Date:       September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin D. Meadows Colin D. Meadows
Principal Executive Officer
Date:       September 3, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date:       September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.